PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Long service employee benefit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Long service employee benefit obligation	Rp 3	Rp 53
Long Term Service Employee Benefit [Member]
Disclosure of defined benefit plans [line items]
Minimum employee working period for benefits	30 years
Total obligation	Rp 4	53
Long service employee benefit obligation	Rp 3	Rp 53